Basis of Presentation	9 Months Ended
Aug. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
(a)	Basis of consolidation

These condensed unaudited interim consolidated financial statements include the accounts of the Company and its wholly owned operating subsidiaries, IPC Ltd., Intellipharmaceutics Corp., and Vasogen Corp.

References in these condensed unaudited interim consolidated financial statements to share amounts, per share data, share prices, exercise prices and conversion rates have been adjusted to reflect the effect of the 1-for-10 reverse stock split (known as a share consolidation under Canadian law) (the “reverse split”) which became effective on each of The Nasdaq Stock Market LLC (“Nasdaq”) and TSX at the opening of the market on September 14, 2018. The term “share consolidation” is intended to refer to such reverse split and the terms “pre-consolidation” and “post-consolidation” are intended to refer to “pre-reverse split” and “post-reverse split”, respectively.

In September 2018, the Company announced the reverse split. At a special meeting of the Company’s shareholders held on August 15, 2018, the Company’s shareholders granted the Company’s Board of Directors discretionary authority to implement a share consolidation of the issued and outstanding common shares of the Company on the basis of a share consolidation ratio within a range from five (5) pre-consolidation common shares for one (1) post-consolidation common share to fifteen (15) pre-consolidation common shares for one (1) post-consolidation common share. The Board of Directors selected a share consolidation ratio of ten (10) pre-consolidation shares for one (1) post-consolidation common share. On September 12, 2018, the Company filed an amendment to the Company’s articles ("Articles of Amendment") to implement the 1-for-10 reverse split.

The Company’s common shares began trading on each of Nasdaq and TSX on a post-split basis under the Company’s existing trade symbol “IPCI” at the opening of the market on September 14, 2018. In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), the change has been applied retroactively.

The condensed unaudited interim consolidated financial statements do not conform in all respects to the annual requirements of U.S. GAAP. Accordingly, these condensed unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended November 30, 2019.

These condensed unaudited interim consolidated financial statements have been prepared using the same accounting policies and methods as those used by the Company in the annual audited consolidated financial statements for the year ended November 30, 2019 except for the adoption of Accounting Standards Update (“ASU”) No. 2016-02, Leases (“ASC 842”), as further discussed below in Note 3.

The condensed unaudited interim consolidated financial statements reflect all adjustments necessary for the fair presentation of the Company’s financial position and results of operations for the interim periods presented. All such adjustments are normal and recurring in nature.

All inter-company accounts and transactions have been eliminated on consolidation.

(b)	Use of estimates

The preparation of the condensed unaudited interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Areas where significant judgment is involved in making estimates are: the determination of the functional currency; the fair values of financial assets and liabilities; the determination of units of accounting for revenue recognition; the accrual of licensing and milestone revenue; and forecasting future cash flows for assessing the going concern assumption.

In December 2019, there was a global outbreak of COVID-19 (coronavirus), which has had a significant impact on businesses through the restrictions put in place by the national, provincial and municipal governments around the world regarding travel, business operations and isolation and quarantine orders. As COVID-19 has spread, the Company and its third party contractors have had to ask employees to temporarily work from home, which could adversely impact the productivity of the Company’s workforce or the workforce of third parties which the Company relies on for supplies and services required for operations. Any disruption of suppliers would likely impact the Company’s ability to conduct R&D and commercial operations, and ultimately materially adversely affect operating results. The extent to which COVID-19 impacts results will depend on future developments, which are highly uncertain and cannot be predicted, including the duration of the outbreak, new information which may emerge concerning the severity of COVID-19 and the actions to contain COVID-19 or treat its impact, among others.